Equity-Accounted Investments - Financial Information of Joint Ventures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Equity Method Investments [Line Items]
Ownership percentage	100.00%
Other assets – current	$ 2,306	$ 0
Vessels and equipment, including vessels related to capital leases, right of use assets and advances on newbuilding contracts	3,329,523	2,905,712
Net investments in direct financing leases – non-current	575,163	495,990
Other assets – non-current	11,432	8,043
Other liabilities – non-current	43,788	58,174
Voyage revenues	510,762	432,676	$ 396,444
Income from vessel operations	147,809	148,649	153,181
Realized and unrealized gain (loss) on non-designated derivative instruments	3,278	(5,309)	(7,161)
Net income	26,875	48,911	157,965
Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Cash and restricted cash – current	333,566	281,468
Other assets – current	152,506	97,832
Vessels and equipment, including vessels related to capital leases, right of use assets and advances on newbuilding contracts	2,262,666	3,284,441
Net investments in direct financing leases – non-current	3,000,927	1,961,299
Other assets – non-current	1,406,815	68,728
Current portion of long-term debt and obligations related to capital leases	547,098	168,715
Other liabilities – current	139,194	119,627
Long-term debt and obligations related to capital leases	4,307,278	3,386,800
Other liabilities – non-current	126,905	145,870
Voyage revenues	612,471	477,495	549,646
Income from vessel operations	289,477	178,763	268,049
Realized and unrealized gain (loss) on non-designated derivative instruments	8,825	(2,067)	(12,277)
Net income	$ 142,252	$ 54,418	$ 167,052